STOCK-BASED COMPENSATION - Schedule of RSU, Restricted Stock and PSU Activity (Details) - RSUs, Restricted Stock, and PSUs - $ / shares	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares
Non-vested, beginning balance (in shares)	30,490,152	20,249,642
Granted (in shares)	44,464,279	19,120,459
Vested (in shares)	(6,548,696)	(6,201,389)
Forfeited (in shares)	(533,751)	(2,678,560)
Non-vested, ending balance (in shares)	67,871,984	30,490,152	20,249,642
Weighted Average Grant Date Fair Value
Non-vested, beginning balance (in dollars per share)	$ 12.53	$ 15.90
Granted (in dollars per share)	13.89	10.75	$ 10.97	$ 22.83
Vested (in dollars per share)	11.60	15.91
Forfeited (in dollars per share)	11.10	17.46
Non-vested, ending balance (in dollars per share)	$ 13.52	$ 12.53	$ 15.90